OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 9:-	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2017	2018

Payroll and other employee related accruals	$6,474	$6,319
Vacation accrual	3,680	3,404
Royalties provision	1,620	1,770
Government authorities	1,105	1,525
Accrued expenses	7,245	6,525
Provision for return	-	2,272
Others	662	726

	$20,786	$22,541

Following the adoption of ASC 606, the provision for return was recorded as part of other payables and accrued expenses as of December 31, 2018.